NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Schedule of the Company's non-controlling interests included in the Consolidated Financial Statements
The Company's Non-Controlling Interests included in the Consolidated Balance Sheet were as follows:

at December 31 (millions of Canadian dollars)	2013	2012
Non-controlling interest in TC PipeLines, LP1	1,323	953
Preferred shares of TCPL	194	389
Non-controlling interest in Portland[2]	94	83
	1,611	1,425

The Company's Non-Controlling Interests included in the Consolidated Statement of Income were as follows:

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Non-controlling interest in TC PipeLines, LP1	93	91	101
Preferred share dividends of TCPL	20	22	22
Non-controlling interest in Portland[2]	12	5	6
	125	118	129

1
In May 2013, the non-controlling interest in TC PipeLines, LP increased from 66.7 per cent to 71.1 per cent due to the issuance of equity to non-controlling interests in TC PipeLines, LP. In July 2013, TransCanada sold 45 per cent interests in GTN LLC and Bison LLC to TC PipeLines, LP (See Note 25). The non-controlling interest in TC PipeLines, LP from January 2010 to May 2011 was 61.8 per cent and 66.7 per cent from May 2011 to May 2013.

2	The non-controlling interest in Portland as at December 31, 2013 represented the 38.3 per cent interest not owned by TransCanada (2012 and 2011 - 38.3 per cent).

Schedule of Preferred Shares of Subsidiary

at December 31	Number of Shares	Annual Dividend Rate per Share	Redemption Price per Share	2013	2012
	(thousands)			(millions of Canadian dollars)[1]	(millions of Canadian dollars)[1]
Cumulative First Preferred Shares of Subsidiary
Series U	4,000	$2.80	$50.00	—	195
Series Y	4,000	$2.80	$50.00	194	194
				194	389